Dividends	12 Months Ended
Dec. 31, 2025
Dividends [Abstract]
Dividends
22.	Dividends
In March 2023, the Company declared a cash dividend of US$0.31 per ordinary share, or US$0.62 per ADS, for an aggregate amount of approximately US$1.0 billion.
In March 2024, the Company declared an annual cash dividend for the year ended December 31, 2023 of US$0.38 per ordinary share, or US$0.76 per ADS, for an aggregate amount of approximately US$1.2 billion.
In March 2025, the Company declared an annual cash dividend for the year ended December 31, 2024 of US$0.5 per ordinary share, or US$1.0 per ADS, for an aggregate amount of approximately US$1.4 billion.